Reverse Stock Split	12 Months Ended
Dec. 31, 2014
Reverse Stock Split
Reverse Stock Split

Note 14. REVERSE STOCK SPLIT

 On July 7, 2015, the Company filed an amendment to its Certificate of Incorporation to effectuate a one-for-five reverse stock split to its common stock and to increase its authorized common stock to 150,000,000 shares. The amendments were effective on July 8, 2015 at 11:59 pm. All warrant, option, common stock shares and per share information included herein gives effect to the 1 for 5 reverse split of the Company’s common stock effectuated on July 8, 2015.